Going Concern (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 06, 2016	Feb. 28, 2017	Sep. 30, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2016
Going Concern (Textual)
Accumulated deficit			$ (315,602)	$ (11,848,288)		$ (11,848,288)		$ (11,323,401)
Net loss for the year			(315,602)	$ (127,879)	$ (293,237)	(524,887)	$ (10,353,605)	(11,007,799)
Negative cash flow			994,830			(165,484)	$ (909,926)	(821,293)
Common stock newly issued, value			$ 51,958					3,250,000
Collaborative Arrangement [Member]
Going Concern (Textual)
Milestone payments to BioLite in cash	$ 2,600,000
Common stock newly issued, value	$ 900,000
Issuance of common shares, shares	562,500
Share price	$ 1.60
Licensing rights						$ 10,000,000		$ 10,000,000
Percentage of payments under collaborative agreement								3.50%
Collaborative Arrangement One [Member]
Going Concern (Textual)
Milestone payments to BioLite in cash		$ 650,000
Common stock newly issued, value		$ 5,850,000
Issuance of common shares, shares		2,925,000
Share price		$ 2.0
Percentage of payments under collaborative agreement							6.50%	6.50%
Accounts payable					$ 6,500,000		$ 6,500,000	$ 6,500,000